GS Mortgage-Backed Securities Trust 2022-RPL4 ABS-15G

Exhibit 99.3 - Schedule 3

GS Loan Number	Seller/Servicer Loan Number	Seller Loan ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Category	Exception Sub Category	Exception Type	Exception Status	Status Change Date	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Buyer Comments	Reviewer Comments	Exception Remediation	Missing Final Til	Missing Final HUD	Missing Title Policy
XXXX			XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	Disclosed Finance Charge Must Be > = Actual Finance Charge - xxxx > xxxx Mos	Compliance		xx/xx/xxxx	B	XXXX	Disclosed Finance Charge Must Be > = Actual Finance Charge - $100 > xxxx Mos	This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $xxxx.xx. The disclosed finance charge of $xxxx.xx is not considered accurate because it is understated by more than $100.The loan reviewed contains a note dated more than xxxx months old, outside the applicable statute of limitations per 15 USC 1640(e).							Included	Included	Included
XXXX			XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	TILA APR/Finance Charge Testing > xxxx Mos	Compliance		xx/xx/xxxx	B	XXXX	TILA APR/Finance Charge Testing > xxxx Mos	This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )The annual percentage rate (APR) is xxxx%. The disclosed APR of xxxx % is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The APR or Amount Financed shown on the final TIL are outside of allowable tolerances. . The loan reviewed contains a note dated more than xxxx months old, outside the applicable statute of limitations per 15 USC 1640(e).							Included	Included	Included
XXXX			XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	Initial TIL Late	Compliance		xx/xx/xxxx	B	XXXX	Initial TIL Late	The Initial Disclosure Date is more than 3 business days from the Application Date.							Included	Included	Included
XXXX			XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	The loan is in compliance with all applicable laws and regulations	Compliance		xx/xx/xxxx	A	XXXX	The loan is in compliance with all applicable laws and regulations	The loan is in compliance with all applicable laws and regulations							Included	Included	Missing
XXXX			XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	The loan is in compliance with all applicable laws and regulations	Compliance		xx/xx/xxxx	A	XXXX	The loan is in compliance with all applicable laws and regulations	The loan is in compliance with all applicable laws and regulations							Included	Included	Included
XXXX			XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	Missing Note	Compliance		xx/xx/xxxx	D	XXXX	Missing Note	The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines.							Included	Included	Included
XXXX			XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	Missing Mortgage	Compliance		xx/xx/xxxx	D	XXXX	Missing Mortgage	The Mortgage was missing from the file. The auditor could not evaluate compliance to agency guidelines.							Included	Included	Included
XXXX			XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	Disclosures Federal Missing	Compliance		xx/xx/xxxx	B	XXXX	Disclosures Federal Missing	The Credit Disclosure is missing from the loan file.							Included	Included	Included
XXXX			XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	Flood Cert Missing	Compliance		xx/xx/xxxx	B	XXXX	Flood Cert Missing	The Flood Cert was missing from the loan file.							Included	Included	Included
XXXX			XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	Missing Note	Compliance		xx/xx/xxxx	D	XXXX	Missing Note	The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines.							Included	Included	Included
XXXX			XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	Inaccurate Mortgage	Compliance		xx/xx/xxxx	C	XXXX	Inaccurate Mortgage	The Mortgage was not Notarized.							Included	Included	Included
XXXX			XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	Disclosures Federal Late	Compliance		xx/xx/xxxx	B	XXXX	Disclosures Federal Late	The following disclosures provided in the loan file were not disclosed within 3 business days of the application date, xx/xx/xxxx: The Servicing Disclosure in the loan file was not dated; therefore unable to determine if it was delivered within 3 business days of the application date.							Included	Included	NA
XXXX			XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	Disclosures Federal Missing	Compliance		xx/xx/xxxx	B	XXXX	Disclosures Federal Missing	The file was found to be missing the following federally required disclosures: Servicing Disclosure.							Included	Missing	Included
XXXX			XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	Missing HUD	Compliance		xx/xx/xxxx	D	XXXX	Missing HUD	There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: Federal TILA, Section 32, Federal, State, and Local High Costs Test, Anti-Predatory Lending statutes.							Included	Missing	Included
XXXX			XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	Right to Rescind	Compliance		xx/xx/xxxx	D	XXXX	Right to Rescind	The Right to Cancel was missing from the loan file. The loan reviewed contains a note date more than xxxx months old and the statute of limitations have run out.							Included	Missing	Included
XXXX			XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	Disclosures Federal Missing	Compliance		xx/xx/xxxx	B	XXXX	Disclosures Federal Missing	Servicing Disclosure file is missing from the Document. Servicing Disclosure.							Included	Included	Included
XXXX		XXXX	XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	Right to Rescind Missing > xxxx Mos	Compliance		xx/xx/xxxx	B	XXXX	Right to Rescind Missing > xxxx Mos	The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than xxxx months old, outside the applicable statute of limitations per 15 USC 1640(e).							Included	Included	Included
XXXX		XXXX	XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	TIL Missing	Compliance		xx/xx/xxxx	C	XXXX	TIL Missing	There was no evidence of any TILs in the loan file. The auditor could not evaluate compliance to agency guidelines.							Missing	Included	Included
XXXX		XXXX	XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	Flood Cert Missing	Compliance		xx/xx/xxxx	B	XXXX	Flood Cert Missing	The Flood Cert is missing from the Loan file.							Missing	Included	Included
XXXX		XXXX	XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	Right to Rescind Missing > xxxx Mos	Compliance		xx/xx/xxxx	B	XXXX	Right to Rescind Missing > xxxx Mos	The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than xxxx months old, outside the applicable statute of limitations per 15 USC 1640(e).							Included	Included	Included
XXXX		XXXX	XXXX	XXXX	XXXX	xx/xx/xxxx	XXXX	XXXX	In Print Batch	xx/xx/xxxx	Compliance	The loan is in compliance with all applicable laws and regulations	Compliance		xx/xx/xxxx	A	XXXX	The loan is in compliance with all applicable laws and regulations	The loan is in compliance with all applicable laws and regulations							Included	Included	Missing